Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Data

(in millions, except per unit data)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2015
Total Operating Revenues	$340.0	$316.1	$320.9	$357.9
Operating Income	162.7	107.3	135.9	122.2
Income from Continuing Operations	97.1	60.1	74.9	75.4
Results from Discontinued Operations - net of taxes	—	(0.3)	(0.1)	—
Net Income attributable to CPG	90.0	50.8	63.0	63.4
Basic Earnings Per Share
Continuing Operations	0.28	0.16	0.20	0.19
Discontinued Operations	—	—	—	—
Basic Earnings Per Share	$0.28	$0.16	$0.20	$0.19
Diluted Earnings Per Share
Continuing Operations	0.28	0.16	0.20	0.19
Discontinued Operations	—	—	—	—
Diluted Earnings Per Share	$0.28	$0.16	$0.20	$0.19
2014
Total Operating Revenues	$345.8	$343.5	$318.0	$340.7
Operating Income	159.1	103.9	94.5	134.1
Income from Continuing Operations	93.0	59.4	53.7	62.6
Results from Discontinued Operations - net of taxes	(0.2)	(0.3)	(0.1)	—
Net Income attributable to CPG	92.8	59.1	53.6	62.6
Basic Earnings Per Share
Continuing Operations	0.29	0.19	0.17	0.20
Discontinued Operations	—	—	—	—
Basic Earnings Per Share	$0.29	$0.19	$0.17	$0.20
Diluted Earnings Per Share
Continuing Operations	0.29	0.19	0.17	0.20
Discontinued Operations	—	—	—	—
Diluted Earnings Per Share	$0.29	$0.19	$0.17	$0.20